Commitments (Detail Textuals)	6 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Office_space	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($) Office_space	Sep. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of office spaces | Office_space	2		2
Rental expense | $	$ 32,621	$ 19,590	$ 31,773	$ 8,232